Other financial liabilities Other financial liabilities - Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Cash outflow of leases	€ 946
Lease liabilities	5,108	€ 7,180	€ 190	€ 202
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	766
Between 1 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	1,254
Between 3 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	875
Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	€ 2,213